Consolidated Statements of Changes in Equity (Deficit) Statement - USD ($) $ in Thousands		Total		Ordinary shares		Share premium	Other capital reserves	Accumulated deficit	Cumulative translation adjustments	Accumulated other comprehensive income (loss)
Beginning balance (in shares) at Dec. 31, 2016		75,030,078		75,030,078	[1]
Beginning balance at Dec. 31, 2016		$ 8,860		$ 1,923	[1]	$ 189,029	$ 28,257	$ (209,552)	$ (527)	$ (270)
Loss for the year		(26,160)	[2],[3]					(26,160)
Re-measurement gains (losses) on defined benefit plans		(46)								(46)
Foreign currency translation		212							212
Net gain (loss) on cash flow hedge		195								195
Total comprehensive income (loss)		(25,799)						(26,160)	212	149
Issue of shares in connection with the exercise of options and warrants (in shares)	[1]			618,871
Increase (decrease) through exercise of options, equity	[1]			$ 10
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards		966				956
Transaction costs		(1,489)				1,489
Share-based payments		1,638					1,638
Issue of shares in connection with the public offering of September 2016 (Note 12) (in shares)	[1]			4,312,500
Warrants issued to a strategic partner in February 2019 (Note 12)		16,387		$ 96	[1]	16,291
Issuance of convertible debt (Note 14.1)		3,418					3,418
Conversion of convertible debt (in shares)	[1]			63,258
Conversion of convertible debt (Note 12)		167		$ 2	[1]	165
Deferred tax effect of debt instruments with equity components (Note 17)		$ 0
Ending balance (in shares) (Previously stated) at Dec. 31, 2017	[1]			80,024,707
Ending balance (in shares) (Currently stated) at Dec. 31, 2017	[1]			80,024,707.000
Ending balance (in shares) at Dec. 31, 2017		80,024,707
Ending balance (Previously stated) at Dec. 31, 2017		$ 4,148		$ 2,031	[1]	204,952	33,313	(235,712)	(315)	(121)
Ending balance (Effect of adoption of new accounting standard - IFRS 15) at Dec. 31, 2017	[4]	(100)
Ending balance (Currently stated) at Dec. 31, 2017		4,048		$ 2,031	[1]	204,952	33,313	(235,812)	(315)	(121)
Ending balance at Dec. 31, 2017	[5],[6]	4,148
Loss for the year		(36,224)	[3]					(36,224)
Re-measurement gains (losses) on defined benefit plans		(47)								(47)
Foreign currency translation		(53)							(53)
Net gain (loss) on cash flow hedge		(69)								(69)
Total comprehensive income (loss)		(36,393)						(36,224)	(53)	(116)
Issue of shares in connection with the exercise of options and warrants (in shares)	[1]			332,832
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards		30		$ 0	[1]	30
Transaction costs		(2,160)				(2,160)
Share-based payments		1,812					1,812
Issue of shares in connection with the public offering of September 2016 (Note 12) (in shares)	[1]			14,375,000
Warrants issued to a strategic partner in February 2019 (Note 12)		23,001		$ 353	[1]	22,648
Issuance of convertible debt (Note 14.1)		1,346					1,346
Convertible debt amendments (Note 14.1)		4,296					4,296
Warrants attached with the venture debt (Note 14.2)		819					819
Deferred tax effect of debt instruments with equity components (Note 17)		$ (1,818)					(1,818)
Ending balance (in shares) at Dec. 31, 2018		94,732,539		94,732,539	[1]
Ending balance (Previously stated) at Dec. 31, 2018		$ (5,019)						(272,036)
Ending balance at Dec. 31, 2018		(5,019)	[5]	$ 2,384	[1]	225,470	39,768		(368)	(237)
Loss for the year		(36,697)						(36,697)
Re-measurement gains (losses) on defined benefit plans		(108)								(108)
Foreign currency translation		49							49
Net gain (loss) on cash flow hedge		57								57
Total comprehensive income (loss)		(36,699)						(36,697)	49	(51)
Issue of shares in connection with the exercise of options and warrants (in shares)	[1]			854,607
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards		0		$ 19	[1]	(19)
Transaction costs		(91)				(91)
Share-based payments		1,797					1,797
Issue of shares in connection with the public offering of September 2016 (Note 12) (in shares)	[1]
Warrants issued to a strategic partner in February 2019 (Note 12)		8,360			[1]	8,360
Issuance of convertible debt (Note 14.1)							2,864
Conversion of convertible debt (Note 12)		2,864
Deferred tax effect of debt instruments with equity components (Note 17)		(773)					(773)
Ending balance (in shares) at Dec. 31, 2019	[1]			95,587,146
Ending balance at Dec. 31, 2019		$ (29,561)		$ 2,403	[1]	$ 233,720	$ 43,656	$ (308,733)	$ (319)	$ (288)

[1]	On November 29, 2019, the Company adjusted the ratio of shares to ADS : each ADS represents 4 ordinary shares
[2]	(1) In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.
[3]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[4]	In 2018, the Company adopted IFRS 15 "Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.; rather, the impact is reflected as an adjustment to the opening equity at the date of adoption.
[5]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[6]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.